Investments	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Investments
7. Investments
Unconsolidated VIE
In April 2020, the Company and Iveco entered into a series of agreements which established a joint venture in Europe, Nikola Iveco Europe B.V. All assets and liabilities of Nikola Iveco Europe B.V. were transferred to
Nikola Iveco Europe GmbH during the third quarter of 2020. The operations of the joint venture are located in Ulm, Germany, and consist of manufacturing the BEV and FCEV Class 8 trucks for the European market, as well as for the North American market while the Company’s greenfield manufacturing facility in Coolidge, Arizona, is being completed.
The agreements provide for a 50/50 ownership of the joint venture and a 50/50 allocation of the joint venture’s production volumes and profits between Nikola and Iveco. Both parties are entitled to appoint an equal number of members to the shareholders’ committee of the joint venture. Pursuant to the terms of the agreements, the Company and Iveco each contributed intellectual property licenses to their respective technology. During 2020, the Company contributed $8.8 million for a 50% interest in the joint venture, in accordance with the amended contribution agreement. The intellectual property licenses contributed to the joint venture by Nikola are related to intellectual property related to Nikola-developed BEV and FCEV technology for the use in the European market. Iveco contributed to the joint venture a license for the
S-WAY
technology for use in the European market.
Nikola Iveco Europe GmbH is considered a VIE due to insufficient equity to finance its activities without additional subordinated financial support. The Company is not considered the primary beneficiary as it does not have the power to direct the activities that most significantly impact the economic performance based on the terms of the agreements. Accordingly, the VIE is accounted for under the equity method.
As of December 31, 2020, the carrying amount of the Company’s equity interest was $8.4 million and is included in investments in affiliate on the consolidated balance sheets. For the year ended December 31, 2020, the Company recognized $0.6 million loss from the joint venture and is included in equity in net loss of affiliate on the consolidated statements of operations. The Company does not guarantee debt for, or have other financial support obligations to the entity and its maximum exposure to loss in connection with its continuing involvement with the entity is limited to the carrying value of the investment.